Additional information on the consolidated statements of income - Disclosure of detailed information about depletion (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additional Information On Consolidated Statements Of Loss Line Items
Depletion	$ 35,770	$ 32,607
Royalty interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Depletion	13,234	12,208
Stream interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Depletion	$ 22,536	$ 20,399